Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Introduction

The following is a disclosure pursuant to the SEC’s new pay versus performance (“PVP”) rules. The PVP rules create a new definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures as defined by the SEC.

Summary Compensation Table Versus Compensation Actually Paid

The 2026 Summary Compensation Table (“SCT”) set forth above discloses a mix of compensation earned during the year, e.g., base salary and annual cash incentive, and the full grant date fair value of equity awards granted during the year. The new CAP definition of pay adjusts compensation reported for a particular year to reflect an annualized value of compensation by removing the values mandated by the SCT for equity awards granted during the year and instead including the value of equity awards vesting during the year and the potential change in value of unvested equity awards granted in prior years. It is important to note that the executive did not actually earn or receive the amount defined as CAP in the applicable year.

Pay Versus Performance Table

The following table summarizes the SCT compensation and CAP for our principal executive officer (“PEO”) and the average for our non-PEO Named Executive Officers (“NEOs”) for our 2026, 2025 and 2024 fiscal years. In accordance with the PVP rules, the table also includes certain prescribed performance related measures.

Fiscal Year	Summary Compensation Table Total Compensation for PEO(4) ($)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs(4) ($)	Compensation Actually Paid to PEO(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	GAAP Net Loss (in thousands) ($)
2026(1)	560,833	204,883	560,833	204,883	12.75	(21,253)
2025(1)	558,584	618,855	558,584	166,169	17.48	(20,370)
2024(2)	547,032	809,237	547,032	438,236	44.93	(11,966)

____________

(1)      For the 2026 fiscal year, Robert S. Ellin was our Chief Executive Officer and Ryan Carhart, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(2)      For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(3)      For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(4)      Amounts in this column represent the “Total” column set forth in the 2026 Summary Compensation Table on page 36 of this Proxy Statement. See the footnotes to the 2026 Summary Compensation Table for further detail regarding the amounts in these columns.

(5)      The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the 2026 Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

The following table provides additional information on how CAP for each reporting year was determined, starting with SCT compensation, and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

Fiscal Year	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over-Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year ($)(3)	Compensation Actually Paid ($)
PEO
2026	560,833	—	—	—	—	560,833
2025	558,584	—	—	—	—	558,584
2024	547,032	—	—	—	—	547,032
Average Non-PEO NEOs
2026	204,883	—	—	—	—	204,883
2025	618,855	335,230	218,750	0	(336,206)	166,123
2024	809,237	530,250	152,250	0	6,999	438,236

____________

(1)      These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)      These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)      These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Named Executive Officers, Footnote

(1)      For the 2026 fiscal year, Robert S. Ellin was our Chief Executive Officer and Ryan Carhart, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(2)      For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

(3)      For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.

PEO Total Compensation Amount	[1]	$ 560,833	[2]	$ 558,584	[3]	$ 547,032	[4]
PEO Actually Paid Compensation Amount	[5]	560,833	[2]	558,584	[3]	547,032	[4]
Non-PEO NEO Average Total Compensation Amount	[1]	204,883	[2]	618,855	[3]	809,237	[4]
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 204,883	[2]	166,169	[3]	438,236	[4]
Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR

During the 2026, 2025 and 2024 fiscal years, compensation actually paid to our PEO increased from $547,032 in fiscal 2024 to $558,584 in fiscal 2025 and increased from $558,584 in fiscal 2025 to $560,833 in fiscal 2026. Average compensation actually paid to our Non-PEO NEOs decreased from $438,236 in fiscal 2024 to $166,123 in fiscal 2025 and increased from $166,123 in fiscal 2025 to $204,883 in fiscal 2026. Over the same period, the value of an investment of $100 in our common stock on the last trading day of fiscal 2024 decreased by $64.15 to $35.85 during fiscal 2025 and decreased by $9.70 to $26.15 during fiscal 2026, for a total decrease over fiscal 2024 to 2026 of $73.85.

Compensation Actually Paid vs. Net Income

Relationship between CAP and Net Loss (GAAP)

During the 2026, 2025 and 2024 fiscal years, compensation actually paid to our PEO increased from $547,032 in fiscal 2024 to $558,854 in fiscal 2025 and increased from $558,854 in fiscal 2025 to $560,833 in fiscal 2026. Average compensation actually paid to our Non-PEO NEOs decreased from $438,236 in fiscal 2024 to $166,123 in fiscal 2025 and increased from $166,123 in fiscal 2025 to $204,883 in fiscal 2026. Over the same period, our net loss increased by $1,947,000 during fiscal 2024, from a net loss in fiscal 2023 of $10,019,000 to a net loss in fiscal

		2024 of $11,966,000, and increased by $5,715 during fiscal 2025, from a net loss in fiscal 2024 of $11,966,000 to a net loss in fiscal 2025 of $20,370,000 and increased by $883,000 during fiscal 2026, from a net loss in fiscal 2025 of $20,370,000 to a net loss in fiscal 2026 of $21,253,000.
Total Shareholder Return Amount		$ 12.75	[2]	17.48	[3]	44.93	[4]
Net Income (Loss)		$ (21,253,000)	[2]	$ (20,370,000)	[3]	$ (11,966,000)	[4]
PEO Name		Robert S. Ellin		Robert S. Ellin		Robert S. Ellin
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 560,833		$ 558,584		$ 547,032
PEO Actually Paid Compensation Amount		560,833		558,584		547,032
Average Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		204,883		618,855		809,237
Non-PEO NEO Average Compensation Actually Paid Amount		204,883		166,123		438,236
PEO | Value of Equity Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Equity Awards Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]
PEO | Year-Over-Year Change in Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]
PEO | Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]
Non-PEO NEO | Value of Equity Awards Deducted from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				335,230		530,250
Non-PEO NEO | Fair Value of Equity Awards Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			218,750		152,250
Non-PEO NEO | Year-Over-Year Change in Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]			0		0
Non-PEO NEO | Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]			$ (336,206)		$ 6,999

[1]	Amounts in this column represent the “Total” column set forth in the 2026 Summary Compensation Table on page 36 of this Proxy Statement. See the footnotes to the 2026 Summary Compensation Table for further detail regarding the amounts in these columns.
[2]	For the 2026 fiscal year, Robert S. Ellin was our Chief Executive Officer and Ryan Carhart, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.
[3]	For the 2025 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Ryan Carhart, our Chief Financial Officer, and Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.
[4]	For the 2024 fiscal year, Robert S. Ellin was our Chief Executive Officer and our remaining NEOs consisted of Aaron Sullivan, our former Chief Financial Officer. We did not have any other NEOs for such fiscal year.
[5]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the 2026 Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

The following table provides additional information on how CAP for each reporting year was determined, starting with SCT compensation, and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

Fiscal Year	Summary Compensation Table Total Compensation ($)	Value of Equity Awards Deducted from SCT ($)	Fair Value of Equity Awards Compensation Granted in Current Year ($)(1)	Year-Over-Year Change in Fair Value of Unvested Equity Awards ($)(2)	Year-Over-Year Change in Fair Value of Equity Awards that Vested During the Year ($)(3)	Compensation Actually Paid ($)
PEO
2026	560,833	—	—	—	—	560,833
2025	558,584	—	—	—	—	558,584
2024	547,032	—	—	—	—	547,032
Average Non-PEO NEOs
2026	204,883	—	—	—	—	204,883
2025	618,855	335,230	218,750	0	(336,206)	166,123
2024	809,237	530,250	152,250	0	6,999	438,236

____________

(1)      These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(2)      These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(3)      These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

[6]	These amounts represent the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity awards granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.
[7]	These amounts represent the change in fair value during the indicated fiscal year of each equity award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[8]	These amounts represent the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.